Investments in Joint Ventures (Details) - USD ($) $ in Billions	Dec. 31, 2017	Dec. 31, 2016
Equity Method Investments and Joint Ventures [Abstract]
Minimum percentage of noncontrolling ownership interest in joint ventures, percent	33.30%
Maximum percentage of noncontrolling ownership interest in joint ventures, percent	97.50%
Equity investments fair value joint ventures	$ 5.9	$ 5.6
Accounts proportionate share of mortgage loans payable within joint venture investments at fair value	2.4	2.1
Accounts share in outstanding principal of mortgage loans payable within joint ventures	$ 2.4	$ 2.1